CONSOLIDATED STATEMENTS OF CASH FLOWS - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS
A. CASH FLOWS FROM OPERATING ACTIVITIES:	$ (9,255)	$ 13,213	$ 34,470
Profit for the year	20,801	18,974	20,381
Adjustments made to obtain the cash flows from operating activities-	10,229	11,208	13,238
Depreciation and amortization	6,243	5,743	5,222
Impairment losses on other assets (net)	27	119	370
(Gains)/losses on disposal of non-current assets held for sale not classified as discontinued operations	(20)	(9)	(42)
(Gains)/losses on disposal of assets not classified as non-current assets held for sale	(57)	(6)	(16)
Income tax expense recognized in consolidated income statement	4,966	6,226	6,909
Income from entities accounted for using the equity method	(200)	(178)
Expense recognized with respect to equity-settled share-based payments	(54)	84	237
Effect of foreign exchange rate changes on Subordinated Additional Tier I Capital Notes	299	(522)	394
Effect of foreign exchange rate changes on cash deposits	(159)	(249)	164
(Gain) on sale of acquisition contracts	(816)
Net (increase)/decrease in operating assets-	144,307	(362,106)	(36,074)
Financial assets at fair value through profit or loss	213,067	(226,696)	26,851
Financial assets at fair value through other comprehensive income	(47,190)	(116,184)	(82,536)
Financial assets at amortized cost	(21,842)	(14,653)	18,116
Other operating assets	272	(4,573)	1,495
Net increase/(decrease) in operating liabilities-	(181,145)	348,847	44,943
Financial liabilities at fair value through profit or loss	(161,573)	85,665	66,414
Financial liabilities at amortized cost	(9,596)	244,685	(22,630)
Other operating liabilities	(9,976)	18,497	1,159
Income tax paid	(3,674)	(3,956)	(8,253)
Dividend income	227	246	235
B. CASH FLOWS FROM INVESTING ACTIVITIES:	(4,705)	(4,734)	(12,002)
Payments-	(5,288)	(4,734)	(12,002)
Tangible assets	(2,261)	(1,663)	(8,766)
Intangible assets	(3,027)	(2,248)	(3,236)
Investments in associated entities		(823)
Proceeds-	583
Sale of acquisition contracts	583
C. CASH FLOWS FROM FINANCING ACTIVITIES:	5,821	(2,882)	(12,407)
Payments-	(8,089)	(2,882)	(12,407)
Dividends paid	(4,921)		(10,293)
Paid interests on Subordinated Additional Tier I Capital Notes	(1,073)	(917)	(808)
Purchase of own shares (treasury shares)	135	(58)	(218)
Principal and interest paid on lease liabilities	(2,230)	(1,907)	(1,088)
Proceeds-	13,910
Subordinated Additional Tier I Capital Notes	13,910
D. EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON FOREIGN CURRENCY CASH	159	249	(164)
E. NET INCREASE/(DECREASE) IN CASH AND BALANCES WITH THE CENTRAL BANK	(7,980)	5,846	9,897
F. CASH AND BALANCES WITH THE CENTRAL BANK AT THE BEGINNING OF YEAR	71,053	65,207	55,310
G. CASH AND BALANCES WITH THE CENTRAL BANK AT THE END OF YEAR	$ 63,073	$ 71,053	$ 65,207